Risk/Return Detail Data - FidelityAdvisorRealEstateFund-AMCIZPRO - USD ($)			12 Months Ended											60 Months Ended	84 Months Ended		120 Months Ended
		Sep. 29, 2025	Sep. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 29, 2025	Sep. 29, 2025		Sep. 29, 2025
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | Fidelity Advisor Real Estate Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.72%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.04%
Expense Example, with Redemption, 1 Year		$ 675
Expense Example, with Redemption, 3 Years		887
Expense Example, with Redemption, 5 Years		1,116
Expense Example, with Redemption, 10 Years		1,773
Expense Example, No Redemption, 1 Year		675
Expense Example, No Redemption, 3 Years		887
Expense Example, No Redemption, 5 Years		1,116
Expense Example, No Redemption, 10 Years		$ 1,773
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.07%)											0.53%			2.85%
Annual Return [Percent]				6.03%	10.79%	(28.09%)	38.51%	(6.90%)	22.72%	(6.66%)	3.58%	5.26%	3.29%
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | Fidelity Advisor Real Estate Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.72%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.29%
Expense Example, with Redemption, 1 Year		$ 477
Expense Example, with Redemption, 3 Years		745
Expense Example, with Redemption, 5 Years		1,033
Expense Example, with Redemption, 10 Years		1,852
Expense Example, No Redemption, 1 Year		477
Expense Example, No Redemption, 3 Years		745
Expense Example, No Redemption, 5 Years		1,033
Expense Example, No Redemption, 10 Years		$ 1,852
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.15%											0.79%			2.87%
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | Fidelity Advisor Real Estate Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[2]	1.00%
Management Fees (as a percentage of Assets)		0.72%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.79%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 282
Expense Example, with Redemption, 3 Years		563
Expense Example, with Redemption, 5 Years		970
Expense Example, with Redemption, 10 Years		1,908
Expense Example, No Redemption, 1 Year		182
Expense Example, No Redemption, 3 Years		563
Expense Example, No Redemption, 5 Years		970
Expense Example, No Redemption, 10 Years		$ 1,908
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.28%											0.95%			2.81%
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | Fidelity Advisor Real Estate Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.78%
Expense Example, with Redemption, 1 Year		$ 80
Expense Example, with Redemption, 3 Years		249
Expense Example, with Redemption, 5 Years		433
Expense Example, with Redemption, 10 Years		966
Expense Example, No Redemption, 1 Year		80
Expense Example, No Redemption, 3 Years		249
Expense Example, No Redemption, 5 Years		433
Expense Example, No Redemption, 10 Years		$ 966
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.30%											1.98%			3.73%
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | Fidelity Advisor Real Estate Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.63%
Expense Example, with Redemption, 1 Year		$ 64
Expense Example, with Redemption, 3 Years		202
Expense Example, with Redemption, 5 Years		351
Expense Example, with Redemption, 10 Years		786
Expense Example, No Redemption, 1 Year		64
Expense Example, No Redemption, 3 Years		202
Expense Example, No Redemption, 5 Years		351
Expense Example, No Redemption, 10 Years		$ 786
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.49%											2.19%	3.99%	[3]
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Real Estate Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Real Estate Fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 72 % of the average value of its portfolio.
Portfolio Turnover, Rate		72.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		1.45%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		17.88%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.06%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | After Taxes on Distributions | Fidelity Advisor Real Estate Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(2.04%)											(1.29%)			1.06%
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | After Taxes on Distributions and Sales | Fidelity Advisor Real Estate Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.14%											0.19%			1.89%
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | IXWEJ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI US IMI Real Estate 25/50 Linked Index
Average Annual Return, Percent			5.05%											0.97%			3.65%
FidelityAdvisorRealEstateFund-AMCIZPRO | Fidelity Advisor Real Estate Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[4]	0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.96%
Expense Example, with Redemption, 1 Year		$ 667
Expense Example, with Redemption, 3 Years		863
Expense Example, with Redemption, 5 Years		1,075
Expense Example, with Redemption, 10 Years		1,685
Expense Example, No Redemption, 1 Year		667
Expense Example, No Redemption, 3 Years		863
Expense Example, No Redemption, 5 Years		1,075
Expense Example, No Redemption, 10 Years		$ 1,685
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.71%)											5.21%			5.23%
Annual Return [Percent]				5.34%	10.68%	(7.95%)	(3.56%)	32.16%	25.70%	(3.78%)	25.80%	(23.58%)	11.07%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[4]	0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.21%
Expense Example, with Redemption, 1 Year		$ 469
Expense Example, with Redemption, 3 Years		721
Expense Example, with Redemption, 5 Years		992
Expense Example, with Redemption, 10 Years		1,765
Expense Example, No Redemption, 1 Year		469
Expense Example, No Redemption, 3 Years		721
Expense Example, No Redemption, 5 Years		992
Expense Example, No Redemption, 10 Years		$ 1,765
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.38%											5.42%			5.17%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[5]	1.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.71%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 274
Expense Example, with Redemption, 3 Years		539
Expense Example, with Redemption, 5 Years		928
Expense Example, with Redemption, 10 Years		1,821
Expense Example, No Redemption, 1 Year		174
Expense Example, No Redemption, 3 Years		539
Expense Example, No Redemption, 5 Years		928
Expense Example, No Redemption, 10 Years		$ 1,821
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.55%											5.66%			5.22%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.71%
Expense Example, with Redemption, 1 Year		$ 73
Expense Example, with Redemption, 3 Years		227
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		883
Expense Example, No Redemption, 1 Year		73
Expense Example, No Redemption, 3 Years		227
Expense Example, No Redemption, 5 Years		395
Expense Example, No Redemption, 10 Years		$ 883
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.61%											6.75%			6.13%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.58%
Expense Example, with Redemption, 1 Year		$ 59
Expense Example, with Redemption, 3 Years		186
Expense Example, with Redemption, 5 Years		324
Expense Example, with Redemption, 10 Years		726
Expense Example, No Redemption, 1 Year		59
Expense Example, No Redemption, 3 Years		186
Expense Example, No Redemption, 5 Years		324
Expense Example, No Redemption, 10 Years		$ 726
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.73%											6.89%	6.70%	[6]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Biotechnology Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Biotechnology Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based in whole or in part on genetic analysis and genetic engineering. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		(4.01%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.29%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2016
Lowest Quarterly Return		(27.76%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | After Taxes on Distributions | Fidelity Advisor Biotechnology Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(2.30%)											3.25%			3.89%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | After Taxes on Distributions and Sales | Fidelity Advisor Biotechnology Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.27%											3.63%			3.85%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | F1501
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Biotechnology 25-50 Index
Average Annual Return, Percent			3.49%											7.83%			7.08%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.99%
Expense Example, with Redemption, 1 Year		$ 670
Expense Example, with Redemption, 3 Years		872
Expense Example, with Redemption, 5 Years		1,091
Expense Example, with Redemption, 10 Years		1,718
Expense Example, No Redemption, 1 Year		670
Expense Example, No Redemption, 3 Years		872
Expense Example, No Redemption, 5 Years		1,091
Expense Example, No Redemption, 10 Years		$ 1,718
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.26%											11.73%			11.10%
Annual Return [Percent]				24.41%	41.58%	(35.18%)	18.87%	36.14%	26.64%	(1.36%)	21.77%	4.14%	3.83%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.72%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.25%
Expense Example, with Redemption, 1 Year		$ 473
Expense Example, with Redemption, 3 Years		733
Expense Example, with Redemption, 5 Years		1,012
Expense Example, with Redemption, 10 Years		1,808
Expense Example, No Redemption, 1 Year		473
Expense Example, No Redemption, 3 Years		733
Expense Example, No Redemption, 5 Years		1,012
Expense Example, No Redemption, 10 Years		$ 1,808
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.71%											11.96%			11.06%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[8]	1.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		1.75%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 278
Expense Example, with Redemption, 3 Years		551
Expense Example, with Redemption, 5 Years		949
Expense Example, with Redemption, 10 Years		1,862
Expense Example, No Redemption, 1 Year		178
Expense Example, No Redemption, 3 Years		551
Expense Example, No Redemption, 5 Years		949
Expense Example, No Redemption, 10 Years		$ 1,862
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.45%											12.22%			11.09%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.73%
Expense Example, with Redemption, 1 Year		$ 75
Expense Example, with Redemption, 3 Years		233
Expense Example, with Redemption, 5 Years		406
Expense Example, with Redemption, 10 Years		906
Expense Example, No Redemption, 1 Year		75
Expense Example, No Redemption, 3 Years		233
Expense Example, No Redemption, 5 Years		406
Expense Example, No Redemption, 10 Years		$ 906
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.70%											13.37%			12.06%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.60%
Expense Example, with Redemption, 1 Year		$ 61
Expense Example, with Redemption, 3 Years		192
Expense Example, with Redemption, 5 Years		335
Expense Example, with Redemption, 10 Years		750
Expense Example, No Redemption, 1 Year		61
Expense Example, No Redemption, 3 Years		192
Expense Example, No Redemption, 5 Years		335
Expense Example, No Redemption, 10 Years		$ 750
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.85%											13.51%	12.11%	[9]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Consumer Discretionary Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Consumer Discretionary Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. These companies may include, for example, on-line retailers; department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; manufacturers of auto parts and accessories, tire and rubber, autos, motorcycles, and scooters; manufacturers of consumer electronic products, including TVs and home audio equipment; manufacturers of household appliances and home furnishings; residential construction companies; manufacturers of leisure products; manufacturers of apparel, accessories, footwear, textiles, and luxury goods; gaming facility, hotel, cruise and travel agency owners and operators; restaurants and caterers; and companies providing educational, home security, legal, and personal services. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series VII has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor ® Consumer Discretionary Fund and Consumer Discretionary Portfolio pursuant to which Fidelity Advisor ® Consumer Discretionary Fund would be reorganized on a tax-free basis with and into Consumer Discretionary Portfolio. As a result of the proposed Reorganization, shareholders of Fidelity Advisor ® Consumer Discretionary Fund would receive, respectively, corresponding shares of Consumer Discretionary Portfolio. The Agreement provides for the transfer of all of the assets of Fidelity Advisor ® Consumer Discretionary Fund in exchange for corresponding shares of Consumer Discretionary Portfolio equal in value to the net assets of Fidelity Advisor ® Consumer Discretionary Fund and the assumption by Consumer Discretionary Portfolio of all of the liabilities of Fidelity Advisor ® Consumer Discretionary Fund. After the exchange, Fidelity Advisor ® Consumer Discretionary Fund will distribute the Consumer Discretionary Portfolio shares to its shareholders pro rata, in liquidation of Fidelity Advisor ® Consumer Discretionary Fund. As a result, shareholders of Fidelity Advisor ® Consumer Discretionary Fund will become shareholders of Consumer Discretionary Portfolio (these transactions are collectively referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about November 14, 2025. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Advisor ® Consumer Discretionary Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. For more detailed information, please call Fidelity at 1-877-208-0098.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		(4.52%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		32.73%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(26.41%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | After Taxes on Distributions | Fidelity Advisor Consumer Discretionary Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			15.78%											10.82%			10.48%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | After Taxes on Distributions and Sales | Fidelity Advisor Consumer Discretionary Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.36%											9.25%			9.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | F1505
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Consumer Discretionary 25-50 Index
Average Annual Return, Percent			24.48%											16.03%			14.04%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | Fidelity Advisor Energy Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.98%
Expense Example, with Redemption, 1 Year		$ 669
Expense Example, with Redemption, 3 Years		869
Expense Example, with Redemption, 5 Years		1,086
Expense Example, with Redemption, 10 Years		1,707
Expense Example, No Redemption, 1 Year		669
Expense Example, No Redemption, 3 Years		869
Expense Example, No Redemption, 5 Years		1,086
Expense Example, No Redemption, 10 Years		$ 1,707
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(2.10%)											10.73%			3.44%
Annual Return [Percent]				3.87%	1.04%	61.92%	54.53%	(32.73%)	9.75%	(25.11%)	(2.86%)	32.90%	(20.65%)
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | Fidelity Advisor Energy Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.23%
Expense Example, with Redemption, 1 Year		$ 471
Expense Example, with Redemption, 3 Years		727
Expense Example, with Redemption, 5 Years		1,002
Expense Example, with Redemption, 10 Years		1,787
Expense Example, No Redemption, 1 Year		471
Expense Example, No Redemption, 3 Years		727
Expense Example, No Redemption, 5 Years		1,002
Expense Example, No Redemption, 10 Years		$ 1,787
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.01%											10.98%			3.41%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | Fidelity Advisor Energy Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[11]	1.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.73%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 276
Expense Example, with Redemption, 3 Years		545
Expense Example, with Redemption, 5 Years		939
Expense Example, with Redemption, 10 Years		1,842
Expense Example, No Redemption, 1 Year		176
Expense Example, No Redemption, 3 Years		545
Expense Example, No Redemption, 5 Years		939
Expense Example, No Redemption, 10 Years		$ 1,842
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.12%											11.23%			3.45%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | Fidelity Advisor Energy Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.71%
Expense Example, with Redemption, 1 Year		$ 73
Expense Example, with Redemption, 3 Years		227
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		883
Expense Example, No Redemption, 1 Year		73
Expense Example, No Redemption, 3 Years		227
Expense Example, No Redemption, 5 Years		395
Expense Example, No Redemption, 10 Years		$ 883
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.16%											12.38%			4.35%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | Fidelity Advisor Energy Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.58%
Expense Example, with Redemption, 1 Year		$ 59
Expense Example, with Redemption, 3 Years		186
Expense Example, with Redemption, 5 Years		324
Expense Example, with Redemption, 10 Years		726
Expense Example, No Redemption, 1 Year		59
Expense Example, No Redemption, 3 Years		186
Expense Example, No Redemption, 5 Years		324
Expense Example, No Redemption, 10 Years		$ 726
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.28%											12.54%	5.26%	[12]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Energy Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Energy Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate		15.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the energy field including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. Energy products and services are those related to the exploration, extraction, production, sale, or distribution of energy resources, including oil, gas, electricity, coal, and nuclear, geothermal, and solar power. These companies may include, for example, integrated oil companies; drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, marketing, storage, or transportation of oil, gas, and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series VII has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor ® Energy Fund and Energy Portfolio pursuant to which Fidelity Advisor ® Energy Fund would be reorganized on a tax-free basis with and into Energy Portfolio. As a result of the proposed Reorganization, shareholders of Fidelity Advisor ® Energy Fund would receive, respectively, corresponding shares of Energy Portfolio. The Agreement provides for the transfer of all of the assets of Fidelity Advisor ® Energy Fund in exchange for corresponding shares of Energy Portfolio equal in value to the net assets of Fidelity Advisor ® Energy Fund and the assumption by Energy Portfolio of all of the liabilities of Fidelity Advisor ® Energy Fund. After the exchange, Fidelity Advisor ® Energy Fund will distribute the Energy Portfolio shares to its shareholders pro rata, in liquidation of Fidelity Advisor ® Energy Fund. As a result, shareholders of Fidelity Advisor ® Energy Fund will become shareholders of Energy Portfolio (these transactions are collectively referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about November 14, 2025. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Advisor ® Energy Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. For more detailed information, please contact Fidelity at 1-877-208-0098.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the energy field including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		1.07%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2022
Highest Quarterly Return		39.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(52.28%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | After Taxes on Distributions | Fidelity Advisor Energy Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(2.33%)											10.18%			3.06%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | After Taxes on Distributions and Sales | Fidelity Advisor Energy Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.09%)											8.40%			2.60%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Energy Fund | F1509
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Energy 25-50 Index
Average Annual Return, Percent			6.67%											12.76%			4.51%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | Fidelity Advisor Financials Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[13]	0.00%
Management Fees (as a percentage of Assets)		0.72%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.00%
Expense Example, with Redemption, 1 Year		$ 671
Expense Example, with Redemption, 3 Years		875
Expense Example, with Redemption, 5 Years		1,096
Expense Example, with Redemption, 10 Years		1,729
Expense Example, No Redemption, 1 Year		671
Expense Example, No Redemption, 3 Years		875
Expense Example, No Redemption, 5 Years		1,096
Expense Example, No Redemption, 10 Years		$ 1,729
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.55%											11.43%			10.20%
Annual Return [Percent]				32.15%	14.05%	(8.89%)	33.01%	(0.23%)	33.76%	(16.03%)	20.54%	18.34%	(4.06%)
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | Fidelity Advisor Financials Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[13]	0.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.24%
Expense Example, with Redemption, 1 Year		$ 472
Expense Example, with Redemption, 3 Years		730
Expense Example, with Redemption, 5 Years		1,007
Expense Example, with Redemption, 10 Years		1,797
Expense Example, No Redemption, 1 Year		472
Expense Example, No Redemption, 3 Years		730
Expense Example, No Redemption, 5 Years		1,007
Expense Example, No Redemption, 10 Years		$ 1,797
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			27.24%											11.67%			10.17%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | Fidelity Advisor Financials Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[14]	1.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		1.75%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 278
Expense Example, with Redemption, 3 Years		551
Expense Example, with Redemption, 5 Years		949
Expense Example, with Redemption, 10 Years		1,864
Expense Example, No Redemption, 1 Year		178
Expense Example, No Redemption, 3 Years		551
Expense Example, No Redemption, 5 Years		949
Expense Example, No Redemption, 10 Years		$ 1,864
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			30.16%											11.90%			10.19%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | Fidelity Advisor Financials Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.72%
Expense Example, with Redemption, 1 Year		$ 74
Expense Example, with Redemption, 3 Years		230
Expense Example, with Redemption, 5 Years		401
Expense Example, with Redemption, 10 Years		894
Expense Example, No Redemption, 1 Year		74
Expense Example, No Redemption, 3 Years		230
Expense Example, No Redemption, 5 Years		401
Expense Example, No Redemption, 10 Years		$ 894
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			32.51%											13.07%			11.17%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | Fidelity Advisor Financials Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.59%
Expense Example, with Redemption, 1 Year		$ 60
Expense Example, with Redemption, 3 Years		189
Expense Example, with Redemption, 5 Years		329
Expense Example, with Redemption, 10 Years		738
Expense Example, No Redemption, 1 Year		60
Expense Example, No Redemption, 3 Years		189
Expense Example, No Redemption, 5 Years		329
Expense Example, No Redemption, 10 Years		$ 738
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			32.70%											13.21%	13.03%	[15]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Financials Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Financials Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49 % of the average value of its portfolio.
Portfolio Turnover, Rate		49.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage real estate investment trusts (REITs); providers of personal loans and other consumer payment and finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		7.82%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		30.61%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(35.63%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | After Taxes on Distributions | Fidelity Advisor Financials Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			23.13%											10.40%			9.53%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | After Taxes on Distributions and Sales | Fidelity Advisor Financials Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.44%											8.89%			8.25%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Financials Fund | IXZ92
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Financials 5% Capped Linked Index
Average Annual Return, Percent			30.21%											11.96%			11.40%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[16]	0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.93%
Expense Example, with Redemption, 1 Year		$ 664
Expense Example, with Redemption, 3 Years		854
Expense Example, with Redemption, 5 Years		1,060
Expense Example, with Redemption, 10 Years		1,652
Expense Example, No Redemption, 1 Year		664
Expense Example, No Redemption, 3 Years		854
Expense Example, No Redemption, 5 Years		1,060
Expense Example, No Redemption, 10 Years		$ 1,652
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(2.07%)											3.53%			6.77%
Annual Return [Percent]				3.90%	3.81%	(13.07%)	11.19%	21.08%	27.89%	7.34%	24.09%	(10.33%)	5.95%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[16]	0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.18%
Expense Example, with Redemption, 1 Year		$ 466
Expense Example, with Redemption, 3 Years		712
Expense Example, with Redemption, 5 Years		976
Expense Example, with Redemption, 10 Years		1,732
Expense Example, No Redemption, 1 Year		466
Expense Example, No Redemption, 3 Years		712
Expense Example, No Redemption, 5 Years		976
Expense Example, No Redemption, 10 Years		$ 1,732
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.03%											3.76%			6.75%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[17]	1.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.68%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 271
Expense Example, with Redemption, 3 Years		530
Expense Example, with Redemption, 5 Years		913
Expense Example, with Redemption, 10 Years		1,788
Expense Example, No Redemption, 1 Year		171
Expense Example, No Redemption, 3 Years		530
Expense Example, No Redemption, 5 Years		913
Expense Example, No Redemption, 10 Years		$ 1,788
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.24%											3.98%			6.76%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		847
Expense Example, No Redemption, 1 Year		69
Expense Example, No Redemption, 3 Years		218
Expense Example, No Redemption, 5 Years		379
Expense Example, No Redemption, 10 Years		$ 847
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.17%											5.04%			7.68%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		701
Expense Example, No Redemption, 1 Year		57
Expense Example, No Redemption, 3 Years		179
Expense Example, No Redemption, 5 Years		313
Expense Example, No Redemption, 10 Years		$ 701
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.31%											5.17%	5.78%	[18]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Health Care Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Health Care Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52 % of the average value of its portfolio.
Portfolio Turnover, Rate		52.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based on biotechnology research; companies engaged in research, development, or production of pharmaceuticals, including veterinary drugs; manufacturers, distributors, and wholesalers of health care equipment, devices, and supplies including drug delivery systems and eye care products; and owners and operators of health care facilities, HMOs, and other managed plans. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		(3.49%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2019
Highest Quarterly Return		21.25%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2018
Lowest Quarterly Return		(15.00%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | After Taxes on Distributions | Fidelity Advisor Health Care Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(4.58%)											2.42%			5.84%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | After Taxes on Distributions and Sales | Fidelity Advisor Health Care Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.63%											2.74%			5.32%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | F1513
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Health Care 25-50 Index
Average Annual Return, Percent			2.75%											7.29%			8.90%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[19]	0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.98%
Expense Example, with Redemption, 1 Year		$ 669
Expense Example, with Redemption, 3 Years		869
Expense Example, with Redemption, 5 Years		1,086
Expense Example, with Redemption, 10 Years		1,707
Expense Example, No Redemption, 1 Year		669
Expense Example, No Redemption, 3 Years		869
Expense Example, No Redemption, 5 Years		1,086
Expense Example, No Redemption, 10 Years		$ 1,707
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.94%											10.50%			9.15%
Annual Return [Percent]				23.01%	22.65%	(10.62%)	16.60%	11.17%	27.75%	(15.58%)	19.56%	15.48%	(2.19%)
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[19]	0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.23%
Expense Example, with Redemption, 1 Year		$ 471
Expense Example, with Redemption, 3 Years		727
Expense Example, with Redemption, 5 Years		1,002
Expense Example, with Redemption, 10 Years		1,787
Expense Example, No Redemption, 1 Year		471
Expense Example, No Redemption, 3 Years		727
Expense Example, No Redemption, 5 Years		1,002
Expense Example, No Redemption, 10 Years		$ 1,787
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.42%											10.74%			9.12%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[20]	1.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.74%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 277
Expense Example, with Redemption, 3 Years		548
Expense Example, with Redemption, 5 Years		944
Expense Example, with Redemption, 10 Years		1,851
Expense Example, No Redemption, 1 Year		177
Expense Example, No Redemption, 3 Years		548
Expense Example, No Redemption, 5 Years		944
Expense Example, No Redemption, 10 Years		$ 1,851
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.07%											10.98%			9.13%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.71%
Expense Example, with Redemption, 1 Year		$ 73
Expense Example, with Redemption, 3 Years		227
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		883
Expense Example, No Redemption, 1 Year		73
Expense Example, No Redemption, 3 Years		227
Expense Example, No Redemption, 5 Years		395
Expense Example, No Redemption, 10 Years		$ 883
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.35%											12.12%			10.09%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.59%
Expense Example, with Redemption, 1 Year		$ 60
Expense Example, with Redemption, 3 Years		189
Expense Example, with Redemption, 5 Years		329
Expense Example, with Redemption, 10 Years		738
Expense Example, No Redemption, 1 Year		60
Expense Example, No Redemption, 3 Years		189
Expense Example, No Redemption, 5 Years		329
Expense Example, No Redemption, 10 Years		$ 738
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.50%											12.26%	10.05%	[21]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Industrials Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Industrials Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle. These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; manufacturers of agricultural machinery and equipment; providers of commercial printing services; companies providing business support services related to human capital management and office supplies, providers of commercial data processing and business outsourcing services, environmental and facilities maintenance; companies providing transportation services, including airlines, couriers, marine, road & rail, and transportation infrastructure. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		16.60%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.81%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.79%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | After Taxes on Distributions | Fidelity Advisor Industrials Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.87%											8.58%			7.29%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | After Taxes on Distributions and Sales | Fidelity Advisor Industrials Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.21%											7.90%			6.88%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | F1511
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Industrials 25-50 Index
Average Annual Return, Percent			17.05%											12.27%			10.95%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[22]	0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.94%
Expense Example, with Redemption, 1 Year		$ 665
Expense Example, with Redemption, 3 Years		857
Expense Example, with Redemption, 5 Years		1,065
Expense Example, with Redemption, 10 Years		1,663
Expense Example, No Redemption, 1 Year		665
Expense Example, No Redemption, 3 Years		857
Expense Example, No Redemption, 5 Years		1,065
Expense Example, No Redemption, 10 Years		$ 1,663
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			35.46%											28.34%			24.68%
Annual Return [Percent]				43.72%	74.91%	(35.05%)	57.52%	43.62%	63.75%	(12.49%)	34.24%	32.42%	2.34%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[22]	0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.19%
Expense Example, with Redemption, 1 Year		$ 467
Expense Example, with Redemption, 3 Years		715
Expense Example, with Redemption, 5 Years		981
Expense Example, with Redemption, 10 Years		1,743
Expense Example, No Redemption, 1 Year		467
Expense Example, No Redemption, 3 Years		715
Expense Example, No Redemption, 5 Years		981
Expense Example, No Redemption, 10 Years		$ 1,743
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			38.36%											28.62%			24.60%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[23]	1.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.69%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 272
Expense Example, with Redemption, 3 Years		533
Expense Example, with Redemption, 5 Years		918
Expense Example, with Redemption, 10 Years		1,799
Expense Example, No Redemption, 1 Year		172
Expense Example, No Redemption, 3 Years		533
Expense Example, No Redemption, 5 Years		918
Expense Example, No Redemption, 10 Years		$ 1,799
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			41.64%											28.89%			24.65%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		859
Expense Example, No Redemption, 1 Year		70
Expense Example, No Redemption, 3 Years		221
Expense Example, No Redemption, 5 Years		384
Expense Example, No Redemption, 10 Years		$ 859
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			44.08%											30.22%			25.77%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		714
Expense Example, No Redemption, 1 Year		58
Expense Example, No Redemption, 3 Years		183
Expense Example, No Redemption, 5 Years		318
Expense Example, No Redemption, 10 Years		$ 714
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			44.25%											30.38%	29.84%	[24]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Semiconductors Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Semiconductors Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65 % of the average value of its portfolio.
Portfolio Turnover, Rate		65.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment. These companies may include, for example, manufacturers of semiconductor equipment and related products. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Also investing primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		11.35%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2023
Highest Quarterly Return		38.96%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(28.90%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | After Taxes on Distributions | Fidelity Advisor Semiconductors Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			33.43%											26.98%			22.56%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | After Taxes on Distributions and Sales | Fidelity Advisor Semiconductors Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			22.56%											23.23%			20.30%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | F1508
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
Average Annual Return, Percent			37.03%											30.57%			25.27%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[25]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.92%
Expense Example, with Redemption, 1 Year		$ 663
Expense Example, with Redemption, 3 Years		851
Expense Example, with Redemption, 5 Years		1,055
Expense Example, with Redemption, 10 Years		1,641
Expense Example, No Redemption, 1 Year		663
Expense Example, No Redemption, 3 Years		851
Expense Example, No Redemption, 5 Years		1,055
Expense Example, No Redemption, 10 Years		$ 1,641
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			27.27%											21.96%			20.94%
Annual Return [Percent]				35.03%	59.19%	(36.16%)	27.25%	63.90%	50.55%	(7.79%)	49.36%	11.80%	7.02%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[25]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.17%
Expense Example, with Redemption, 1 Year		$ 465
Expense Example, with Redemption, 3 Years		709
Expense Example, with Redemption, 5 Years		971
Expense Example, with Redemption, 10 Years		1,721
Expense Example, No Redemption, 1 Year		465
Expense Example, No Redemption, 3 Years		709
Expense Example, No Redemption, 5 Years		971
Expense Example, No Redemption, 10 Years		$ 1,721
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			29.99%											22.23%			20.92%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[26]	1.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.67%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 270
Expense Example, with Redemption, 3 Years		526
Expense Example, with Redemption, 5 Years		907
Expense Example, with Redemption, 10 Years		1,777
Expense Example, No Redemption, 1 Year		170
Expense Example, No Redemption, 3 Years		526
Expense Example, No Redemption, 5 Years		907
Expense Example, No Redemption, 10 Years		$ 1,777
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			33.03%											22.47%			20.92%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		835
Expense Example, No Redemption, 1 Year		68
Expense Example, No Redemption, 3 Years		214
Expense Example, No Redemption, 5 Years		373
Expense Example, No Redemption, 10 Years		$ 835
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			35.37%											23.72%			21.99%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | Fidelity Advisor Technology Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		689
Expense Example, No Redemption, 1 Year		56
Expense Example, No Redemption, 3 Years		176
Expense Example, No Redemption, 5 Years		307
Expense Example, No Redemption, 10 Years		$ 689
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			35.54%											23.88%	21.91%	[27]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Technology Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Technology Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50 % of the average value of its portfolio.
Portfolio Turnover, Rate		50.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series VII has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor ® Technology Fund and Technology Portfolio pursuant to which Fidelity Advisor ® Technology Fund would be reorganized on a tax-free basis with and into Technology Portfolio. As a result of the proposed Reorganization, shareholders of Fidelity Advisor ® Technology Fund would receive, respectively, corresponding shares of Technology Portfolio. The Agreement provides for the transfer of all of the assets of Fidelity Advisor ® Technology Fund in exchange for corresponding shares of Technology Portfolio equal in value to the net assets of Fidelity Advisor ® Technology Fund and the assumption by Technology Portfolio of all of the liabilities of Fidelity Advisor ® Technology Fund. After the exchange, Fidelity Advisor ® Technology Fund will distribute the Technology Portfolio shares to its shareholders pro rata, in liquidation of Fidelity Advisor ® Technology Fund. As a result, shareholders of Fidelity Advisor ® Technology Fund will become shareholders of Technology Portfolio (these transactions are collectively referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about November 14, 2025. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Advisor ® Technology Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. For more detailed information, please contact Fidelity at 1-877-208-0098.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		7.13%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		36.16%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(25.44%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | After Taxes on Distributions | Fidelity Advisor Technology Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			25.10%											19.80%			18.64%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | After Taxes on Distributions and Sales | Fidelity Advisor Technology Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.80%											17.38%			16.95%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Technology Fund | F1525
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Information Technology 25-50 Index
Average Annual Return, Percent			29.38%											21.55%			20.54%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | Fidelity Advisor Utilities Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[28]	0.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.98%
Expense Example, with Redemption, 1 Year		$ 669
Expense Example, with Redemption, 3 Years		869
Expense Example, with Redemption, 5 Years		1,086
Expense Example, with Redemption, 10 Years		1,707
Expense Example, No Redemption, 1 Year		669
Expense Example, No Redemption, 3 Years		869
Expense Example, No Redemption, 5 Years		1,086
Expense Example, No Redemption, 10 Years		$ 1,707
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.88%											7.79%			8.59%
Annual Return [Percent]				28.26%	(1.71%)	4.90%	17.33%	(0.51%)	22.02%	8.34%	17.31%	13.53%	(10.97%)
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | Fidelity Advisor Utilities Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[28]	0.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.23%
Expense Example, with Redemption, 1 Year		$ 471
Expense Example, with Redemption, 3 Years		727
Expense Example, with Redemption, 5 Years		1,002
Expense Example, with Redemption, 10 Years		1,787
Expense Example, No Redemption, 1 Year		471
Expense Example, No Redemption, 3 Years		727
Expense Example, No Redemption, 5 Years		1,002
Expense Example, No Redemption, 10 Years		$ 1,787
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.42%											8.00%			8.54%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | Fidelity Advisor Utilities Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[29]	1.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.73%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 276
Expense Example, with Redemption, 3 Years		545
Expense Example, with Redemption, 5 Years		939
Expense Example, with Redemption, 10 Years		1,842
Expense Example, No Redemption, 1 Year		176
Expense Example, No Redemption, 3 Years		545
Expense Example, No Redemption, 5 Years		939
Expense Example, No Redemption, 10 Years		$ 1,842
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			26.28%											8.25%			8.58%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | Fidelity Advisor Utilities Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.69%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.72%
Expense Example, with Redemption, 1 Year		$ 74
Expense Example, with Redemption, 3 Years		230
Expense Example, with Redemption, 5 Years		401
Expense Example, with Redemption, 10 Years		894
Expense Example, No Redemption, 1 Year		74
Expense Example, No Redemption, 3 Years		230
Expense Example, No Redemption, 5 Years		401
Expense Example, No Redemption, 10 Years		$ 894
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			28.59%											9.36%			9.54%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | Fidelity Advisor Utilities Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.57%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.60%
Expense Example, with Redemption, 1 Year		$ 61
Expense Example, with Redemption, 3 Years		192
Expense Example, with Redemption, 5 Years		335
Expense Example, with Redemption, 10 Years		750
Expense Example, No Redemption, 1 Year		61
Expense Example, No Redemption, 3 Years		192
Expense Example, No Redemption, 5 Years		335
Expense Example, No Redemption, 10 Years		$ 750
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			28.73%											9.50%	10.56%	[30]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Utilities Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Utilities Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 119 % of the average value of its portfolio.
Portfolio Turnover, Rate		119.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 59 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations. These companies may include, for example, companies that produce electricity, including nuclear and non-nuclear facilities; companies that distribute and transmit natural and manufactured gas; water treatment and other utility companies; companies that operate as independent power producers, gas and power marketing and trading specialists and/or integrated energy merchants; and companies that engage in the generation and distribution of electricity using renewable sources. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series VII has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor ® Utilities Fund and Utilities Portfolio pursuant to which Fidelity Advisor ® Utilities Fund would be reorganized on a tax-free basis with and into Utilities Portfolio. As a result of the proposed Reorganization, shareholders of Fidelity Advisor ® Utilities Fund would receive, respectively, corresponding shares of Utilities Portfolio. The Agreement provides for the transfer of all of the assets of Fidelity Advisor ® Utilities Fund in exchange for corresponding shares of Utilities Portfolio equal in value to the net assets of Fidelity Advisor ® Utilities Fund and the assumption by Utilities Portfolio of all of the liabilities of Fidelity Advisor ® Utilities Fund. After the exchange, Fidelity Advisor ® Utilities Fund will distribute the Utilities Portfolio shares to its shareholders pro rata, in liquidation of Fidelity Advisor ® Utilities Fund. As a result, shareholders of Fidelity Advisor ® Utilities Fund will become shareholders of Utilities Portfolio (these transactions are collectively referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about October 17, 2025. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Advisor ® Utilities Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. For more detailed information, please contact Fidelity at 1-877-208-0098 .
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		6.04%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2024
Highest Quarterly Return		18.45%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(18.27%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | After Taxes on Distributions | Fidelity Advisor Utilities Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			19.29%											6.87%			7.56%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | After Taxes on Distributions and Sales | Fidelity Advisor Utilities Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.37%											5.98%			6.72%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%			13.10%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Utilities Fund | F1528
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Utilities 25-50 Index
Average Annual Return, Percent			23.20%											6.14%			8.30%
Document Type		485BPOS
Registrant Name		Fidelity Advisor Series VII

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B On Class C shares redeemed less than one year after purchase.
[3]	A From October 2, 2018 .
[4]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	A From October 2, 2018 .
[7]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[8]	B On Class C shares redeemed less than one year after purchase.
[9]	A From October 2, 2018 .
[10]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[11]	B On Class C shares redeemed less than one year after purchase.
[12]	A From October 2, 2018 .
[13]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[14]	B On Class C shares redeemed less than one year after purchase.
[15]	A From October 2, 2018 .
[16]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[17]	B On Class C shares redeemed less than one year after purchase.
[18]	A From October 2, 2018 .
[19]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[20]	B On Class C shares redeemed less than one year after purchase.
[21]	A From October 2, 2018 .
[22]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[23]	B On Class C shares redeemed less than one year after purchase.
[24]	A From October 2, 2018 .
[25]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[26]	B On Class C shares redeemed less than one year after purchase.
[27]	A From October 2, 2018 .
[28]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[29]	B On Class C shares redeemed less than one year after purchase.
[30]	A From October 2, 2018 .